Unaudited Interim Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 28,154,803	$ 24,400,212
Cost of revenues	(25,579,175)	(23,670,573)
Gross profit	2,575,628	729,639
Operating expenses
Selling and distribution expenses	(1,628,765)	(1,320,943)
General administrative expenses	(3,964,173)	(3,063,978)
Total operating expenses	(5,592,938)	(4,384,921)
Loss from operations	(3,017,310)	(3,655,282)
Other (expense) income
Other income	156,325	69,243
Finance costs	(79,543)	(87,945)
Total other income (expense), net	76,782	(18,702)
Loss before income taxes	(2,940,528)	(3,673,984)
Income taxes
Net loss	(2,940,528)	(3,673,984)
Less: Net loss attributable to non-controlling interests	26,235	64,633
Net loss attributable to shareholders of Webuy Global Ltd	(2,914,293)	(3,609,351)
Net loss	(2,940,528)	(3,673,984)
Foreign currency translation	147,678	4,349
Comprehensive loss	(2,792,850)	(3,669,635)
Less: Comprehensive income attributable to non-controlling interests	18,179	64,221
Comprehensive loss attributable to shareholders of Webuy Global Ltd	$ (2,774,671)	$ (3,605,414)
Basic loss per ordinary share (in Dollars per share)	$ (0.05)	$ (0.08)
Basic weighted average number of ordinary shares outstanding (in Shares)	58,705,435	48,011,600